Provision (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of details of provisions

	Thousands of Euros
Non-current provisions (a)	31/12/2020	31/12/2019
Provisions for pensions and similar obligations	6,767	5,991
Other provisions	20,504	2,039
Non-current provisions	27,271	8,030

	Thousands of Euros
Current provisions (b)	31/12/2020	31/12/2019
Trade provisions	11,175	53,109
Current provisions	11,175	53,109

Schedule of movement in provisions
(a)	Non-current provisions

At 31 December 2020, 2019 and 2018 provisions for pensions and similar obligations mainly comprise a provision made by certain foreign subsidiaries in respect of labor commitments with certain employees.

Movement in provisions during 2018 was as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2017	Net charge	Cancellations	Reclassifications	differences	31/12/2018
Non-current Provisions	5,763	635	(565)	277	4	6,114
	5,763	635	(565)	277	4	6,114

Movement in provisions during 2019 was as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2018	Net charge	Cancellations	Reclassifications	differences	31/12/2019
Non-current Provisions	6,114	1,467	(30)	464	15	8,030
	6,114	1,467	(30)	464	15	8,030

Movement in provisions during 2020 is as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2019	Net charge	Cancellations	Reclassifications	differences	31/12/2020
Non-current Provisions	8,030	414	(175)	20,527	(1,525)	27,271
	8,030	414	(175)	20,527	(1,525)	27,271

(b)  Current provisions

Movement in trade provisions during 2018 was as follows:

	Thousands of Euros
	Balance at			Translation	Balance at
	31/12/2017	Net charge	Cancellations	differences	31/12/2018
Trade provisions	106,995	(30,668)	(290)	4,018	80,055
	106,995	(30,668)	(290)	4,018	80,055

Movement in trade provisions during 2019 was as follows:

	Thousands of Euros
	Balance at			Translation	Balance at
	31/12/2018	Net charge	Cancellations	differences	31/12/2019
Trade provisions	80,055	(25,249)	(3,142)	1,445	53,109
	80,055	(25,249)	(3,142)	1,445	53,109

Movement in trade provisions during 2020 is as follows:

	Thousands of Euros
	Balance at	Business				Translation	Balance at
	31/12/2019	combination	Net charge	Cancellations	Reclassifications	differences	31/12/2020

Trade provisions	53,109	954	(21,998)	(247)	(20,059)	(584)	11,175
	53,109	954	(21,998)	(247)	(20,059)	(584)	11,175